Earnings (loss) per share	12 Months Ended
Dec. 31, 2024
Earnings (loss) per share
Earnings (loss) per share

34 Earnings (loss) per share

Basic earnings (loss) per ordinary share are calculated by dividing profit (loss) for the period attributable to Eni’s shareholders by the weighted average number of ordinary shares issued and outstanding during the period, excluding treasury shares.

Diluted earnings (loss) per share are calculated by dividing the profit (loss) of the period attributable to Eni’s shareholders by the weighted average number of shares fully diluted, excluding treasury shares, and including the number of potential shares to be issued. As of December 31, 2024, the shares that could be potentially issued related to the estimation of new shares that will vest in connection with the 2020-2022 and 2023-2025 long-term monetary incentive plans and the convertible bond issued in 2023.

In determining basic and diluted earnings (loss) per share, the net profit (loss) for the period attributable to Eni is adjusted to take into account the remuneration of perpetual subordinated bonds and the convertible bond, net of tax effect, calculated by using the amortized cost method.

Reconciliation of basic and diluted earnings (loss) per share was as follows:

		2024	2023	2022
Weighted average number of shares used for basic earnings (loss) per share		3,167,006,396	3,303,766,512	3,483,633,816
Potential shares to be issued for ILT incentive plan		6,369,161	6,352,583	6,319,989
Potential shares to be issued for Sustainability-linked bond		56,975,836	17,014,702
Weighted average number of shares used for diluted earnings (loss) per share		3,230,351,393	3,327,133,797	3,489,953,805
Eni’s profit (loss)	(€ million)	2,624	4,771	13,887
Remuneration of subordinated perpetual bonds net of tax effect	(€ million)	(132)	(109)	(109)
Eni’s profit (loss) for basic earnings (loss) per share	(€ million)	2,492	4,662	13,778
Remuneration of Sustainability-linked bond net of tax effect	(€ million)	31	9
Eni’s profit (loss) for basic diluted earnings (loss) per share	(€ million)	2,523	4,671	13,778
Basic earnings (loss) per share	(€ per share)	0.79	1.41	3.96
Diluted earnings (loss) per share	(€ per share)	0.78	1.40	3.95